PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Total

Cost
At January 1, 2024	75	1,146	69	102	1,392
Additions	-	21	-	-	21
Currency translation adjustments	1	(5)	1	-	(3)
At December 31, 2024	76	1,162	70	102	1,410

Accumulated depreciation
At January 1, 2024	24	832	37	88	981
Depreciation	9	135	9	10	163
Currency translation adjustments	-	(2)	-	-	(2)
At December 31, 2024	33	965	46	98	1,142
Net book value at December 31, 2024	43	197	24	4	268

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Total

Cost
At January 1, 2023	63	1,147	65	102	1,377
Additions	15	5	7	4	31
Currency translation adjustments	(3)	(6)	(3)	(4)	(16)
At December 31, 2023	75	1,146	69	102	1,392

Accumulated depreciation
At January 1, 2023	18	699	31	74	822
Depreciation	6	151	7	16	180
Currency translation adjustments	-	(18)	(1)	(2)	(21)
At December 31, 2023	24	832	37	88	981
Net book value at December 31, 2023	51	314	32	14	411